Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Lease Expiration Date	Feb. 28, 2022
Operating Leases, Rent Expense	$ 753,000	$ 708,000
Operating Leases, Income Statement, Sublease Revenue	121,000
Severance Costs	$ 10,000,000